FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis - foreign exchange rate exposure - derivative financial instruments (Details) - Currency risk - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Selling transactions in the futures markets
Financial Instruments and Risks
Value at risk time horizon	24 years	24 years
Probable (base value) | Option contract | Dollar/Real
Financial Instruments and Risks
Derivative options	R$ (4,328,970)
Probable (base value) | Swap contract | Dollar/Real
Financial Instruments and Risks
Derivative options	(1,843,087)
Probable (base value) | Forward contract | Dollar/Real
Financial Instruments and Risks
Derivative options	(331,876)
Probable (base value) | Embedded derivatives | Dollar/Real
Financial Instruments and Risks
Derivative options	(80,759)
Probable (base value) | Commodity Derivatives | Dollar/Real
Financial Instruments and Risks
Derivative options	R$ 16,973
Possible 25%
Financial Instruments and Risks
Percentage change in foreign exchange rate	25.00%
Possible 25% | Option contract | Dollar/Real
Financial Instruments and Risks
Derivative options	R$ (9,226,995)
Possible 25% | Swap contract | Dollar/Real
Financial Instruments and Risks
Derivative options	(2,604,422)
Possible 25% | Forward contract | Dollar/Real
Financial Instruments and Risks
Derivative options	(896,742)
Possible 25% | Embedded derivatives | Dollar/Real
Financial Instruments and Risks
Derivative options	(183,663)
Possible 25% | Commodity Derivatives | Dollar/Real
Financial Instruments and Risks
Derivative options	R$ 4,236
Remote 50%
Financial Instruments and Risks
Percentage change in foreign exchange rate	50.00%
Remote 50% | Option contract | Dollar/Real
Financial Instruments and Risks
Derivative options	R$ (19,121,860)
Remote 50% | Swap contract | Dollar/Real
Financial Instruments and Risks
Derivative options	(4,992,835)
Remote 50% | Forward contract | Dollar/Real
Financial Instruments and Risks
Derivative options	(1,788,477)
Remote 50% | Embedded derivatives | Dollar/Real
Financial Instruments and Risks
Derivative options	(367,326)
Remote 50% | Commodity Derivatives | Dollar/Real
Financial Instruments and Risks
Derivative options	R$ 8,478